Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets And Goodwill [Abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Carrying value at the beginning	699	512
Goodwill on HIPUS acquisition (Refer to Note 2.10)	—	16
Goodwill on Stater acquisition (Refer to Note 2.10)	—	57
Goodwill on Simplus acquisition (Refer to Note 2.10)	—	130
Goodwill on acquisitions during the year (Refer to Note 2.10)	102	—
Translation differences	31	(16)
Carrying value at the end	832	699

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments as at March 31, 2021 and March 31, 2020:

(Dollars in millions)
	As of
Segments	March 31, 2021	March 31, 2020
Financial services	186	167
Retail	109	66
Communication	82	62
Energy, utilities, Resources and Services	143	117
Manufacturing	67	50
	587	462
Operating segments without significant goodwill	127	102
Total	714	564

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:
(in %)
As of
	March 31, 2021	March 31, 2020
Long term growth rate	8-10	7-10
Operating margins	19-21	17-20
Discount rate	11.7	11.9

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for fiscal 2021:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2020	248	92	32	54	426
Additions during the period	—	14	—	—	14
Acquisition through business combination (Refer to Note 2.10)	24	4	8	36	72
Translation differences	10	2	—	1	13
Gross carrying value as of March 31, 2021	282	112	40	91	525
Accumulated amortization as of April 1, 2020	(100)	(59)	(9)	(7)	(175)
Amortization expense	(37)	(7)	(5)	(14)	(63)
Translation differences	(2)	(1)	—	(1)	(4)
Accumulated amortization as of March 31, 2021	(139)	(67)	(14)	(22)	(242)
Carrying value as of March 31, 2021	143	45	26	69	283
Carrying value as of April 1, 2020	148	33	23	47	251
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-13	1-8	1-9	1-7

*	Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2020:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2019	136	64	10	14	12	236
Additions during the period	—	13	—	—	—	13
Acquisition through business combination (Refer to Note 2.10)	116	16	—	18	43	193
Reclassified on account of adoption of IFRS 16	—	—	(10)	—	—	(10)
Translation differences	(4)	(1)	—	—	(1)	(6)
Gross carrying value as of March 31, 2020	248	92	—	32	54	426
Accumulated amortization as of April 1, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Amortization expense	(21)	(15)	—	(3)	(4)	(43)
Reclassified on account of adoption of IFRS 16	—	—	1	—	—	1
Translation differences	2	—	—	—	1	3
Accumulated amortization as of March 31, 2020	(100)	(59)	—	(9)	(7)	(175)
Carrying value as of March 31, 2020	148	33	—	23	47	251
Carrying value as of April 1, 2019	55	20	9	8	8	100
Estimated Useful Life (in years)	1-15	3-10	—	5-10	3-5
Estimated Remaining Useful Life (in years)	0-14	0-9	—	1-10	1-5

*	Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2019:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2018	68	3	11	4	4	90
Additions during the period	—	1	—	—	—	1
Acquisition through business combination (Refer to Note 2.10)	47	—	—	5	9	61
Reclassified under assets held for sale (Refer to Note 2.10)	24	60	—	6	—	90
Translation differences	(3)	—	(1)	(1)	(1)	(6)
Gross carrying value as of March 31, 2019	136	64	10	14	12	236
Accumulated amortization as of April 1, 2018	(44)	(3)	(1)	(2)	(2)	(52)
Amortization expense	(16)	(13)	—	(1)	(2)	(32)
Reduction in value (Refer to Note 2.10)	(13)	—	—	—	—	(13)
Reclassified under assets held for sale (Refer to Note 2.10)	(9)	(28)	—	(3)	—	(40)
Translation differences	1	—	—	—	—	1
Accumulated amortization as of March 31, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Carrying value as of March 31, 2019	55	20	9	8	8	100
Carrying value as of April 1, 2018	24	—	10	2	2	38
Estimated Useful Life (in years)	1-10	3-8	50	5-10	3-5
Estimated Remaining Useful Life (in years)	0-7	1	42	2-8	2-3